Fair Value Disclosures - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Trading securities	$ 46,144	$ 29,535
Liabilities
Interest rate swaps	2,346	7,105
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Trading securities	46,144	29,535
Liabilities
Interest rate swaps
Significant Other Observable Inputs (Level 2)
Assets
Trading securities
Liabilities
Interest rate swaps	2,346	7,105
Significant Unobservable Inputs (Level 3)
Assets
Trading securities
Liabilities
Interest rate swaps
Assets/Liabilities at Fair Value
Assets
Trading securities	46,144	29,535
Liabilities
Interest rate swaps	$ 2,346	$ 7,105